Expense Example, No Redemption (Vanguard FTSE All-World ex-US Small-Cap Index Fund Participant)	Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	38
3 YEAR	119
5 YEAR	208
10 YEAR	468